Leases (Details) - Schedule of the lease costs - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule Of The Lease Costs Abstract
Operating lease cost	$ 194	$ 614
Variable lease cost	62	277
Total lease cost	$ 256	$ 891